Intangible Assets and Goodwill, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 43,328,954
Balance at end of the period	42,724,218	$ 43,328,954
Impairment of long-lived assets	(1,387,431)	(1,446,568)	$ (1,479,511)
Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,113,626	14,113,626
Balance at end of the period	14,113,626	14,113,626	14,113,626
Goodwill | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,794,684	13,794,684
Balance at end of the period	13,794,684	13,794,684	13,794,684
Goodwill | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period	241,973	241,973	241,973
Goodwill | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	76,969	76,969
Balance at end of the period	76,969	76,969	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	175,444	479,409
Impairment adjustments	(40,803)	(67,574)
Transfers	(99,399)	(236,391)
Balance at end of the period	35,242	175,444	479,409
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	132,212	368,603
Transfers	(99,399)	(236,391)
Balance at end of the period	32,813	132,212	368,603
Indefinite-lived trademarks | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	43,232	110,806
Impairment adjustments	(40,803)	(67,574)
Balance at end of the period	2,429	43,232	110,806
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067	15,166,067
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	$ 96,042
Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Impairment of long-lived assets	(40,803)	(67,574)
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,873,817
Balance at end of the period	13,409,283	13,873,817
Intangible Assets with Finite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	221,402
Balance at end of the period	110,701	221,402
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	228,510
Balance at end of the period	$ 255,782	$ 228,510